North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments
February 28, 2025 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 14.2%
FINANCIALS — 14.2%
ASSET MANAGEMENT — 2.1%
9,000
Charles Schwab Corp. (The), Series
D, 5.95% $ 226,980
BANKING — 5.2%
500 First Horizon Corp., Series B, 6.63% 12,540
5,000
Huntington Bancshares Inc., Series
J, 6.88% 129,200
8,500 KeyCorp, Series H, 6.20% 212,925
8,250 M&T Bank Corp., Series J, 7.50% 223,823
578,488
INSURANCE — 3.2%
7,750 Allstate Corp. (The), 7.36% 210,800
5,500 Jackson Financial, Inc., 8.00% 145,035
355,835
SPECIALTY FINANCE — 3.7%
10,750 Capital One Financial Corp., 5.00% 215,215
7,500 Synchrony Financial, Series B, 8.25% 192,000
407,215
TOTAL PREFERRED STOCKS
(Cost $1,551,595) 1,568,518
Principal
Amount ($) Fair Value
CORPORATE BONDS — 84.5%
CONSUMER DISCRETIONARY — 1.8%
AUTOMOTIVE — 1.8%
200,000
General Motors Financial Co., Inc., 6.500%, (SOFR +
344bps), Perpetual
(a)
198,319
ENERGY — 5.0%
OIL & GAS PRODUCERS — 5.0%
350,000
BP Capital Markets PLC, 6.450%, (H15T5Y + 240bps),
Perpetual
(a)
358,385
200,000 TransCanada Trust, 5.300%, (SOFR + 321bps), 03/15/77
(a)
195,447
553,832
FINANCIALS — 71.0%
ASSET MANAGEMENT — 3.9%
200,000 UBS Group A.G., 9.250%, (H15T5Y + 475bps), Perpetual
(a),(b)
219,280
200,000 Voya Financial, Inc., 7.758%, (H15T5Y + 336bps), Perpetual
(a)
210,691
429,971
BANKING — 47.4%
200,000
Banco Bilbao Vizcaya Argentaria S.A., 9.375%, (H15T5Y +
510bps), Perpetual
(a)
220,805

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 84.5% (Continued)
FINANCIALS — 71.0% (Continued)
BANKING — 47.4% (Continued)
200,000
Banco Santander SA, 9.625%, (H15T5Y + 531bps),
Perpetual
(a)
$ 221,560
350,000
Bank of America Corp., 6.300%, (CME Term SOFR +
455bps), Perpetual
(a)
354,115
200,000 Bank of Montreal, 7.700%, (H15T5Y + 345bps), 05/26/84
(a)
206,444
200,000 Barclays PLC, 9.625%, (USISSO05 + 578bps), Perpetual
(a)
222,680
350,000 Citigroup, Inc., 7.625%, (H15T5Y + 321bps), Perpetual
(a)
367,675
350,000
Citizens Financial Group, Inc., 5.650%, (H15T5Y + 531bps),
Perpetual
(a)
349,389
200,000 Fifth Third Bancorp, 4.500%, (H15T5Y + 422bps), Perpetual
(a)
198,394
200,000
First Citizens BancShares, Inc., 8.592%, (TSFR3M + 423bps),
Perpetual
(a),(b)
206,690
200,000
HSBC Holdings PLC, 8.000%, (H15T5Y + 386bps),
Perpetual
(a)
211,183
200,000 ING Groep N.V., 6.500%, (USSW5 + 445bps), Perpetual
(a)
200,631
350,000
JPMorgan Chase & Co., 6.875%, (H15T5Y + 274bps),
Perpetual
(a)
368,282
200,000
Lloyds Banking Group PLC, 8.000%, (H15T5Y + 391bps),
Perpetual
(a)
210,089
200,000
NatWest Group PLC, 8.125%, (H15T5Y + 375bps),
Perpetual
(a)
213,457
350,000
PNC Financial Services Group, Inc. (The), 6.250%, (H15T7Y
+ 281bps), Perpetual
(a)
352,261
200,000
Royal Bank of Canada, 7.500%, (H15T5Y + 289bps),
05/02/84
(a)
207,085
200,000
Standard Chartered PLC, 7.750%, (H15T5Y + 498bps),
Perpetual
(a),(b)
207,650
200,000
Toronto-Dominion Bank (The), 8.125%, (H15T5Y + 408bps),
10/31/82
(a)
208,671
350,000 US Bancorp, 5.300%, (SOFR + 291bps), Perpetual
(a)
346,476
350,000 Wells Fargo & Co., 7.625%, (H15T5Y + 361bps), Perpetual
(a)
372,459
5,245,996
INSTITUTIONAL FINANCIAL SERVICES — 9.4%
350,000
Goldman Sachs Group, Inc. (The), 7.500%, (H15T5Y +
316bps), Perpetual
(a)
371,900
350,000 Morgan Stanley, 7.780%, (TSFR3M + 342bps), Perpetual
(a)
354,960
300,000 State Street Corp., 6.700%, (H15T5Y + 261bps), Perpetual
(a)
307,830
1,034,690
INSURANCE — 3.6%
200,000
Lincoln National Corp., 9.250%, (H15T5Y + 532bps),
Perpetual
(a)
216,747

North Square RCIM Tax-Advantaged Preferred and Income
Securities ETF
Schedule of Investments (continued)
February 28, 2025 (Unaudited)
Principal
Amount ($) Fair Value
CORPORATE BONDS — 84.5% (Continued)
FINANCIALS — 71.0% (Continued)
INSURANCE — 3.6% (Continued)
175,000 MetLife, Inc., 5.875%, (TSFR3M + 322bps), Perpetual
(a)
$ 177,041
393,788
SPECIALTY FINANCE — 6.7%
200,000 Air Lease Corp., 6.000%, (H15T5Y + 256bps), Perpetual
(a)
196,672
200,000
Ally Financial, Inc.  Series B, 4.700%, (H15T5Y + 387bps),
Perpetual
(a)
194,338
350,000
Discover Financial Services, 6.125%, (H15T5Y + 578bps),
Perpetual
(a)
350,652
741,662
UTILITIES — 6.7%
ELECTRIC UTILITIES — 6.7%
200,000
Dominion Energy Inc., 4.350%, (H15T5Y + 320bps),
Perpetual
(a)
194,481
200,000
Electricite de France SA, 9.125%, (H15T5Y + 541bps),
Perpetual
(a),(b)
229,116
300,000 Vistra Corp., 8.875%, (H15T5Y + 505bps), Perpetual
(a)
322,080
745,677
TOTAL CORPORATE BONDS
(Cost $9,308,060) 9,343,935
TOTAL INVESTMENTS - 98.7% (Cost
$10,859,655) $ 10,912,453
Other Assets in Excess of Liabilities- 1.3% 147,500
NET ASSETS - 100.0% $ 11,059,953
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of February 28, 2025 the total market value of 144A securities is 862,734 or 7.8% of net assets.